Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	May 31, 2019	May 31, 2018
Accounts receivable, allowance	$ 503	$ 485
Prepaid expenses and other current assets, allowance	248	914
Accounts payable, consolidated variable interest entity without recourse	33,646	39,279
Accrued expenses and other current liabilities, consolidated variable interest entity without recourse	518,937	335,955
Income taxes payable, consolidated variable interest entity without recourse	79,067	54,844
Amounts due to related parties, consolidated variable interest entity without recourse	472	30
Deferred revenue, consolidated variable interest entity without recourse	1,268,318	1,244,748
Deferred tax liabilities, non-current consolidated variable interest entity without recourse	18,607	13,782
Long term debt consolidated variable interest entities without recourse	$ 0	$ 0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	158,801,714	158,379,387
Common stock, shares outstanding	157,849,714	158,319,910